UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23469

Capital Group U.S. Equity Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Gregory F. Niland

Capital Group U.S. Equity Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group U.S. Equity Fund Semi-annual report for the six months ended April 30, 2023

A U.S.-focused approach
to seeking prudent growth
and preserving wealth

Capital Group U.S. Equity Fund seeks to provide prudent growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report are at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current and month-end results, refer to capitalgroup.com/pcs.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2023 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2023:

	Cumulative total returns	Average annual total returns			Gross	Net
	1 year	5 years	10 years	Lifetime*	expense ratio	expense ratio

Capital Group U.S. Equity Fund	–5.43%	10.56%	11.00%	10.51%	0.44%	0.43%

*	Since April 1, 2011. The fund is newly organized for the purpose of effecting the reorganization of Capital Group U.S. Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received shares of the fund. The performance of the fund includes the performance of the predecessor fund prior to the reorganization.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses so that total expenses do not exceed 0.43%. This reimbursement will be in effect through at least January 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Refer to capitalgroup.com/pcs for more information.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are Capital Group U.S. Equity Fund’s semi-annual results for the six months ended April 30, 2023. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgrouppcsfunds.com. You can also read our insights about the markets, industries and more at capitalgroup.com/pcs.

Contents

1	Results at a glance

2	Investment portfolio

6	Financial statements

9	Notes to financial statements

15	Financial highlights

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital Group U.S. Equity Fund[2]	8.16%	4.46%	11.09%	11.15%	10.67%
S&P 500 Index[3]	8.63	2.66	11.45	12.20	12.08
Lipper Growth & Income Funds Average[4]	7.03	1.32	7.61	8.81	8.89

Past results are not predictive of results in future periods.

[1]	Since April 1, 2011.
[2]	The fund is newly organized for the purpose of effecting the reorganization of Capital Group U.S. Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received shares of the fund. The performance of the fund includes the performance of the predecessor fund prior to the reorganization.
[3]	S&P source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[4]	Lipper source: Refinitiv Lipper. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Capital Group U.S. Equity Fund	1

Investment portfolio April 30, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	88.98%
Eurozone*	3.13
United Kingdom	1.89
Denmark	.97
Switzerland	.40
Canada	.19
Short-term securities & other assets less liabilities	4.44
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France and the Netherlands.

Common stocks 95.56%	Shares	Value (000)
Financials 19.10%
Visa, Inc., Class A	52,416	$12,199
Marsh & McLennan Companies, Inc.	59,290	10,683
Chubb, Ltd.	29,593	5,965
JPMorgan Chase & Co.	38,930	5,382
Aon PLC, Class A	16,148	5,251
Wells Fargo & Company	59,972	2,384
Arthur J. Gallagher & Co.	11,423	2,377
MSCI, Inc.	4,200	2,026
CME Group, Inc., Class A	9,975	1,853
Jack Henry & Associates, Inc.	10,922	1,784
State Street Corp.	19,849	1,434
Moody’s Corp.	3,223	1,009
Mastercard, Inc., Class A	2,478	942
Fidelity National Information Services, Inc.	15,886	933
London Stock Exchange Group PLC (ADR)[1]	33,000	875
PNC Financial Services Group, Inc.	6,070	790
Morgan Stanley	1,827	164
S&P Global, Inc.	410	149
		56,200

Information technology 16.20%
Microsoft Corp.	57,820	17,766
Apple, Inc.	48,450	8,221
Broadcom, Inc.	9,881	6,190
ASML Holding NV (New York registered) (ADR)	8,124	5,174
KLA Corp.	6,519	2,520
ServiceNow, Inc.[2]	3,437	1,579
GoDaddy, Inc., Class A2	19,188	1,452
Texas Instruments, Inc.	8,562	1,432
Analog Devices, Inc.	7,202	1,295
Adobe, Inc.[2]	3,348	1,264
Atlassian Corp., Class A2	3,576	528
Applied Materials, Inc.	1,320	149
Trimble, Inc.[2]	2,264	107
		47,677

Health care 15.25%
UnitedHealth Group, Inc.	13,514	6,650
Seagen, Inc.[2]	23,568	4,713
Danaher Corp.	17,290	4,096
Abbott Laboratories	35,257	3,895
AstraZeneca PLC (ADR)	45,627	3,341
Eli Lilly and Company	7,493	2,966
Novo Nordisk AS, Class B (ADR)	17,100	2,857

2	Capital Group U.S. Equity Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Bristol-Myers Squibb Company	42,693	$2,851
Elevance Health, Inc.	5,492	2,574
Humana, Inc.	4,703	2,495
Edwards Lifesciences Corp.[2]	27,610	2,429
Horizon Therapeutics PLC[2]	9,688	1,077
Johnson & Johnson	6,294	1,030
Regeneron Pharmaceuticals, Inc.[2]	1,271	1,019
Zoetis, Inc., Class A	4,720	830
Oak Street Health, Inc.[2]	20,453	797
Karuna Therapeutics, Inc.[2]	2,800	556
Pfizer, Inc.	13,547	527
AbbVie, Inc.	846	128
Biohaven, Ltd.[2]	3,100	40
		44,871

Industrials 11.52%
Waste Connections, Inc.	41,191	5,732
Northrop Grumman Corp.	8,993	4,148
TransDigm Group, Inc.	3,385	2,589
Raytheon Technologies Corp.	24,525	2,450
CSX Corp.	74,478	2,282
AMETEK, Inc.	15,552	2,145
Carrier Global Corp.	46,294	1,936
ITT, Inc.	22,129	1,869
Norfolk Southern Corp.	9,029	1,833
United Airlines Holdings, Inc.[2]	41,847	1,833
Airbus Group SE (ADR)	50,200	1,759
Honeywell International, Inc.	6,570	1,313
General Electric Co.	12,353	1,223
Deere & Company	3,200	1,210
HEICO Corp.	2,400	405
HEICO Corp., Class A	3,000	402
Advanced Drainage Systems, Inc.	7,175	615
Equifax, Inc.	824	172
		33,916

Consumer staples 7.80%
Dollar General Corp.	23,745	5,258
Philip Morris International, Inc.	41,540	4,153
Mondelez International, Inc.	31,404	2,409
Anheuser-Busch InBev SA/NV (ADR)[1]	35,100	2,280
General Mills, Inc.	18,816	1,668
Estée Lauder Companies, Inc., Class A	6,687	1,650
British American Tobacco PLC (ADR)	36,219	1,342
Procter & Gamble Company	7,880	1,232
Nestlé SA (ADR)	9,255	1,187
Kraft Heinz Company	23,494	923
Hormel Foods Corp.	17,200	696
Constellation Brands, Inc., Class A	657	151
		22,949

Consumer discretionary 7.26%
Chipotle Mexican Grill, Inc.[2]	3,043	6,292
NIKE, Inc., Class B	32,785	4,154
Hilton Worldwide Holdings, Inc.	18,411	2,652
Amazon.com, Inc.[2]	24,374	2,570
YUM! Brands, Inc.	16,476	2,316
Lear Corp.	6,984	892
Aramark	25,351	880
Darden Restaurants, Inc.	4,900	744
Tractor Supply Co.	2,722	649
TJX Companies, Inc.	2,699	213
		21,362

Capital Group U.S. Equity Fund	3

Common stocks (continued)	Shares	Value (000)
Communication services 5.32%
Alphabet, Inc., Class C2	56,978	$6,166
Comcast Corp., Class A	102,195	4,228
Charter Communications, Inc., Class A2	5,413	1,996
Take-Two Interactive Software, Inc.[2]	14,180	1,762
Electronic Arts, Inc.	11,887	1,513
		15,665

Utilities 4.17%
Sempra Energy	20,029	3,114
Constellation Energy Corp.	29,853	2,311
PG&E Corp.[2]	102,401	1,752
CenterPoint Energy, Inc.	45,667	1,392
AES Corp.	48,597	1,150
NextEra Energy, Inc.	14,276	1,094
Entergy Corp.	8,561	921
Edison International	7,370	542
		12,276

Energy 3.98%
Chevron Corp.	28,212	4,756
ConocoPhillips	42,474	4,370
EOG Resources, Inc.	15,183	1,814
TC Energy Corp.	13,700	569
Exxon Mobil Corp.	1,732	205
		11,714

Materials 2.51%
Linde PLC	17,374	6,419
Sherwin-Williams Company	4,110	976
		7,395

Real estate 2.45%
Equinix, Inc. REIT	5,809	4,206
Crown Castle, Inc. REIT	17,779	2,189
Public Storage REIT	2,751	811
		7,206

Total common stocks (cost: $138,995,000)		281,231

Short-term securities 5.54%
Money market investments 4.55%
Capital Group Central Cash Fund 4.92%[3,4]	133,910	13,389

Money market investments purchased with collateral from securities on loan 0.99%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.78%[3,5]	2,045,481	2,046
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.76%[3,5]	860,272	860
		2,906

Total short-term securities (cost: $16,295,000)		16,295
Total investment securities 101.10% (cost: $155,290,000)		297,526
Other assets less liabilities (1.10)%		(3,231)

Net assets 100.00%		$294,295

4	Capital Group U.S. Equity Fund

Investments in affiliates4

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)		Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Short-term securities 4.55%
Money market investments 4.55%
Capital Group Central Cash Fund 4.92%[3]	$16,181	$20,618	$23,413		$3	$—	[6]	$13,389	$357
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.92%[3]	715		715	[7]				—	—	[8]
Total 4.55%					$3	$—	[6]	$13,389	$357

[1]	All or a portion of this security was on loan. The total value of all such securities was $3,146,000, which represented 1.07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 4/30/2023.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Amount less than one thousand.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group U.S. Equity Fund	5

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $3,146 of investment securities on loan):
Unaffiliated issuers (cost: $141,901)	$284,137
Affiliated issuers (cost: $13,389)	13,389	$297,526
Cash		29
Cash denominated in currencies other than U.S. dollars (cost: $8)		8
Cash collateral received for securities on loan		323
Receivables for:
Sales of investments	322
Sales of fund’s shares	40
Services provided by related parties	2
Dividends	375
Securities lending income	2	741
		298,627
Liabilities:
Collateral for securities on loan		3,229
Payables for:
Purchases of investments	968
Repurchases of fund’s shares	24
Investment advisory services	102
Other	9	1,103
Net assets at April 30, 2023		$294,295

Net assets consist of:
Capital paid in on shares of beneficial interest		$144,132
Total distributable earnings		150,163
Net assets at April 30, 2023		$294,295

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (10,056 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$294,295	10,056	$29.26

Refer to the notes to financial statements.

6	Capital Group U.S. Equity Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $22; also includes $357 from affiliates)	$2,598
Securities lending income (net of fees)	4
Interest from unaffiliated issuers	2		$2,604
Fees and expenses*:
Investment advisory services	609
Trustees’ compensation	9
Legal	12
Other	—	†
Total fees and expenses before reimbursement	630
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	21
Total fees and expenses after reimbursement			609
Net investment income			1,995

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments:
Unaffiliated issuers	7,628
Affiliated issuers	3		7,631
Net unrealized appreciation on:
Investments:
Unaffiliated issuers	13,161
Affiliated issuers	—	†	13,161
Net realized gain and unrealized appreciation			20,792

Net increase in net assets resulting from operations			$22,787

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group U.S. Equity Fund	7

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$1,995	$3,341
Net realized gain	7,631	7,809
Net unrealized appreciation (depreciation)	13,161	(52,755)
Net increase (decrease) in net assets resulting from operations	22,787	(41,605)

Distributions paid to shareholders	(9,155)	(18,815)

Net capital share transactions	(4,218)	1,072

Total increase (decrease) in net assets	9,414	(59,348)

Net assets:
Beginning of period	284,881	344,229
End of period	$294,295	$284,881

*	Unaudited.

Refer to the notes to financial statements.

8	Capital Group U.S. Equity Fund

Notes to financial statements	unaudited

1. Organization

Capital Group U.S. Equity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Capital Group U.S. Equity Fund	9

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of April 30, 2023, all of the fund’s investments were classifed as Level 1.

10	Capital Group U.S. Equity Fund

4. Risk factors

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Capital Group U.S. Equity Fund	11

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2023, the total value of securities on loan was $3,146,000, and the total value of collateral received was $3,229,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$300
Undistributed long-term capital gains	7,206

12	Capital Group U.S. Equity Fund

As of April 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$143,624
Gross unrealized depreciation on investments	(1,442)
Net unrealized appreciation on investments	142,182
Cost of investments	155,344

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2023			Year ended October 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class M	$1,948	$7,207	$9,155	$3,235	$15,580	$18,815

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s share, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. For the services it provides to the fund, CRMC receives a unified management fee of 0.425% of the daily net assets of the fund. Out of the fund’s unified management fee CRMC pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses, which are not paid by CRMC from the unified management fee, are paid by the fund, which are currently reimbursed by CRMC.

Miscellaneous fee reimbursement — Expense limitations have been imposed through at least January 1, 2024, to limit the share class’s total annual operating expense to 0.425% as a percentage of daily net assets. For the period ended April 30, 2023, CRMC reimbursed miscellaneous fees of $21,000 for the fund. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,371,000 and $75,000, respectively, which generated $36,000 of net realized gains from such sales.

Capital Group U.S. Equity Fund	13

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class M	$4,860	172	$8,954	315	$(18,032)	(634)	$(4,218)	(147)

Year ended October 31, 2022

Class M	$14,806	492	$18,374	584	$(32,108)	(1,067)	$1,072	9

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,971,000 and $33,076,000, respectively, during the six months ended April 30, 2023.

14	Capital Group U.S. Equity Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements[3]	Ratio of expenses to average net assets after reimbursements[2,3]	Ratio of net income to average net assets[2]
4/30/2023[4,5]	$27.92	$.20	$2.04	$2.24	$(.19)	$(.71)	$(.90)	$29.26	8.16%[6]	$294	.44%[7]	.43%[7]	1.39%[7]
10/31/2022	33.77	.32	(4.33)	(4.01)	(.31)	(1.53)	(1.84)	27.92	(12.44)	285	.43	.43	1.07
10/31/2021	25.54	.28	8.78	9.06	(.29)	(.54)	(.83)	33.77	36.12	344	.43	.43	.94
10/31/2020	24.57	.28	1.77	2.05	(.29)	(.79)	(1.08)	25.54	8.51	263	.45	.42	1.12
10/31/2019	22.78	.34	3.27	3.61	(.35)	(1.47)	(1.82)	24.57	17.65	244	.45	.42	1.49
10/31/2018	22.95	.34	.85	1.19	(.29)	(1.07)	(1.36)	22.78	5.30	223	.44	.43	1.45

	Six months ended April 30,	Year ended October 31,
	2023[4,5,6]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[8]	9%	12%	15%	19%	16%	22%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Capital Group U.S. Equity Fund	15

Expense example	unaudited

As a shareholder of the fund, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the fund may be subject to an additional fee charged by CRMC’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period*	Annualized expense ratio
Capital Group U.S. Equity Fund
Actual return	$1,000.00	$1,081.57	$2.22	.43%
Assumed 5% return	1,000.00	1,022.66	2.16	.43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

16	Capital Group U.S. Equity Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Capital Group U.S. Equity Fund	17

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18	Capital Group U.S. Equity Fund

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Capital Group U.S. Equity Fund	19

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20	Capital Group U.S. Equity Fund

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus, which can be obtained from Capital Research and Management Company by calling (800) 266-9532 and should be read carefully before investing.

Capital Group Private Client Services files a complete list of its portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website (www.sec.gov). Additionally, the list of portfolio holdings is available by calling your relationship manager at (800) 266-9532.

The proxy voting procedures and policies of Capital Group U.S. Equity Fund — which describe how we vote proxies relating to portfolio securities — are available upon request by calling your relationship manager at (800) 266-9532. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website or by calling your relationship manager.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

If used as sales material after June 30, 2023, this report must be accompanied by the Capital Group U.S. Equity Fund Quarterly Results document for the most recently completed calendar quarter.

American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP U.S. EQUITY FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2023